Financial Assets At Amortized Cost - Disclosure Of Financial Assets At Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	¥ 5,123,589	¥ 7,735,834
Less: Provision for impairment losses	(1,338,976)	(1,171,865)
Financial assets at amortized cost	3,784,613	6,563,969
Debt Investments [Member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	5,002,174	7,641,846
Interest receivable [Member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	¥ 121,415	¥ 93,988